Schedule of accrued expenses and other payables (Details) (Parenthetical) - 12 months ended Dec. 31, 2023	SGD ($)	USD ($)	SGD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and fees due to directors	$ 427,896
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Short-term advances from directors		$ 410,548	$ 541,636